Other Non-Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 6,354	¥ 6,272
Prepayments for real estate and non-current portion of prepayments to suppliers	3,823	7,256
Others	458	86
Total	¥ 10,635	¥ 13,614